SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 83.7%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
	Stellantis N.V.	2,764,000	$ 54,254,301
			54,254,301
	Banks — 6.0%
	Banks — 6.0%
	BNP Paribas S.A.	1,183,000	74,162,991
	Citigroup, Inc.	927,258	65,603,504
	JPMorgan Chase & Co.	1,887,958	293,652,987
	Regions Financial Corp.	11,467,529	231,414,735
			664,834,217
	Capital Goods — 2.1%
	Aerospace & Defense — 0.6%
	BAE Systems plc	9,463,900	68,337,174
	Construction & Engineering — 0.7%
	Bouygues S.A.	2,142,200	79,226,153
	Industrial Conglomerates — 0.8%
	Siemens AG	503,500	79,774,506
			227,337,833
	Diversified Financials — 10.5%
	Capital Markets — 5.5%
[a]	Apollo Investment Corp.	4,212,485	57,500,420
	CME Group, Inc.	1,610,270	342,472,224
[a]	SLR Investment Corp.	4,607,900	85,891,256
	UBS Group AG	8,353,372	127,839,770
	Diversified Financial Services — 2.0%
	Equitable Holdings, Inc.	5,628,308	171,381,979
	M&G plc	15,374,000	48,679,828
	Mortgage Real Estate Investment Trusts — 3.0%
[a]	Chimera Investment Corp.	20,342,311	306,355,204
	Granite Point Mortgage Trust, Inc.	1,417,500	20,908,125
			1,161,028,806
	Energy — 3.8%
	Oil, Gas & Consumable Fuels — 3.8%
	LUKOIL PJSC Sponsored ADR	591,600	54,793,992
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	TotalEnergies SE	8,181,900	370,167,943
			424,974,374
	Food & Staples Retailing — 4.2%
	Food & Staples Retailing — 4.2%
	Tesco plc	86,962,630	268,198,603
	Walgreens Boots Alliance, Inc.	3,663,195	192,720,689
			460,919,292
	Food, Beverage & Tobacco — 0.3%
	Food Products — 0.3%
	Nestle S.A.	289,900	36,100,814
			36,100,814
	Insurance — 5.4%
	Insurance — 5.4%
	Assicurazioni Generali SpA	12,024,147	241,025,300
	AXA S.A.	3,398,000	86,163,992
	Legal & General Group plc	5,479,000	19,523,763
	NN Group N.V.	5,350,300	252,369,050
			599,082,105
	Materials — 3.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chemicals — 1.2%
	LyondellBasell Industries N.V. Class A,	1,320,889	$ 135,879,852
	Metals & Mining — 2.7%
	Glencore plc	40,653,800	174,023,541
	MMC Norilsk Nickel PJSC Sponsored ADR	3,682,100	125,449,147
			435,352,540
	Pharmaceuticals, Biotechnology & Life Sciences — 9.4%
	Biotechnology — 2.9%
	AbbVie, Inc.	2,871,000	323,389,440
	Pharmaceuticals — 6.5%
	AstraZeneca plc	1,111,000	133,444,362
	Merck & Co., Inc.	2,009,769	156,299,735
	Novartis AG	223,100	20,331,577
[c]	Organon & Co.	200,976	6,081,534
	Pfizer, Inc.	3,657,727	143,236,589
	Roche Holding AG	702,400	264,600,400
			1,047,383,637
	Real Estate — 1.4%
	Equity Real Estate Investment Trusts — 1.4%
	Crown Castle International Corp.	261,586	51,035,429
	Lamar Advertising Co. Class A,	315,422	32,936,365
	Washington Real Estate Investment Trust	3,063,074	70,450,702
			154,422,496
	Retailing — 2.5%
	Specialty Retail — 2.5%
	Home Depot, Inc.	845,404	269,590,882
[b,c]	RGIS Restructure Equity	338,576	6,094,368
			275,685,250
	Semiconductors & Semiconductor Equipment — 10.2%
	Semiconductors & Semiconductor Equipment — 10.2%
	Broadcom, Inc.	777,839	370,904,749
	QUALCOMM, Inc.	1,909,206	272,882,813
	Taiwan Semiconductor Manufacturing Co. Ltd.	22,640,000	483,474,204
			1,127,261,766
	Technology Hardware & Equipment — 4.5%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	1,841,551	97,602,203
	Technology Hardware, Storage & Peripherals — 3.6%
	Samsung Electronics Co. Ltd.	5,648,500	404,771,966
			502,374,169
	Telecommunication Services — 15.1%
	Diversified Telecommunication Services — 7.9%
	China Telecom Corp. Ltd.	334,555,000	125,388,644
	Deutsche Telekom AG	15,410,600	325,480,830
	Orange S.A.	37,920,780	432,334,339
	Wireless Telecommunication Services — 7.2%
	China Mobile Ltd.	55,120,774	344,669,008
	Vodafone Group plc	269,148,924	451,765,442
			1,679,638,263
	Utilities — 3.9%
	Electric Utilities — 3.1%
	Electricite de France S.A.	4,089,000	55,855,092
	Endesa S.A.	4,149,800	100,676,006
	Enel SpA	20,131,171	186,954,058
	Multi-Utilities — 0.8%
	E.ON SE	7,999,200	92,517,201
			436,002,357

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Common Stock (Cost $6,744,731,434)		9,286,652,220
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 3.75% (LIBOR 3 Month + 0.85%)	12,000	$ 9,810,000
			9,810,000
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	3,038,400
			3,038,400
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners, L.P. 9.25%	2,166,596	20,322,671
			20,322,671
	Total Preferred Stock (Cost $35,891,206)		33,171,071
	Asset Backed Securities — 2.9%
	Auto Receivables — 1.7%
	ACC Trust,
[d]	Series 2019-1 Class C, 6.41% due 2/20/2024	$ 2,500,000	2,567,684
[d]	Series 2020-A Class A, 6.00% due 3/20/2023	9,786,976	10,000,975
[d]	Series 2020-A Class B, 12.50% due 6/20/2025	6,680,000	7,238,262
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class B1, 5.42% due 5/12/2026	6,850,000	7,147,180
[d]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	5,226,587
[d]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,630,727
	Carvana Auto Receivables Trust,
[b,d]	Series 2019-4A Class R, 0.01% due 10/15/2026	32,000	14,800,000
[b,d]	Series 2021-N1 Class R, due 1/10/2028	24,500	11,520,451
[d]	Series 2021-N2 Class R, due 3/10/2028	10,500	5,764,853
[b,d]	Series 2021-P1 Class R, due 12/10/2027	24,000	5,568,379
[b,d]	Series 2021-P2 Class R, due 5/10/2028	8,000	3,933,120
	CPS Auto Receivables Trust,
[d]	Series 2018-B Class E, 5.61% due 12/16/2024	5,158,000	5,470,420
[d]	Series 2019-A Class E, 5.81% due 3/16/2026	1,000,000	1,066,387
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	2,076,587
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,184,483
[b,d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,999,432
[b,d]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	40,000	2,920,000
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,635,664
	Flagship Credit Auto Trust,
[b,d]	Series 2018-4 Class R, 0.01% due 3/16/2026	53,000	8,904,000
[b,d]	Series 2019-1 Class R, 0.01% due 6/15/2026	6,000	1,008,000
[b,d]	Series 2019-2 Class R, 0.01% due 12/15/2026	53,000	13,753,500
[b,d]	Series 2019-3 Class R, 0.01% due 12/15/2026	60,000	14,921,766
[b,d]	Series 2019-4 Class R, 0.01% due 3/15/2027	42,000	15,120,000
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,273,925
[b,d]	JPMorgan Chase Bank NA, Series 2021-1 Class R, 28.348% due 9/25/2028	3,948,505	3,948,505
[b,d]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class R, 0.01% due 1/16/2029	45,588	1,694,324
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	5,049,403
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	8,199,686
			188,624,300
	Other Asset Backed — 1.2%
[d]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	5,536,362	5,432,290
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	8,545,851
	CFG Investments Ltd.,
[d]	Series 2021-1 Class C, 7.48% due 5/20/2032	2,340,000	2,380,812
[d]	Series 2021-1 Class D, 9.07% due 5/20/2032	800,000	811,860
[d]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class C, 4.61% due 3/15/2028	5,000,000	5,167,368

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2018-P3 Class C, 5.54% due 1/15/2026	$ 4,000,000	$ 4,071,852
[d]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	6,700,000	6,935,786
[b,d,f]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	5,960,000
[d]	Series 2019-P1 Class C, 4.66% due 7/15/2026	7,500,000	7,673,084
	LendingClub Receivables Trust,
[d]	Series 2019-1 Class CERT, due 7/17/2045	281,200	4,232,986
[d]	Series 2019-7 Class R1, 0.01% due 1/15/2027	6,250,000	3,125,000
[d]	Series 2019-7 Class R2, 0.01% due 1/15/2027	1,250,000	625,000
	LendingPoint Asset Securitization Trust,
[d]	Series 2020-REV1 Class B, 4.494% due 10/15/2028	8,000,000	8,412,749
[d]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	26,478,578
	Marlette Funding Trust,
[d]	Series 2019-1A Class C, 4.42% due 4/16/2029	5,344,000	5,436,949
[b,d]	Series 2021-1A Class R, due 6/16/2031	9,550	3,558,808
	Mosaic Solar Loan Trust,
[b,d]	Series 2020-2A Class R, 0.01% due 8/20/2046	6,200,000	3,172,941
[b,d]	Series 2021-1A Class R, 0.01% due 12/20/2046	8,500,000	3,054,921
[b,d]	Mosaic Solar Loans, LLC Series 2021-2A Class R, due 4/22/2047	10,000,000	2,076,325
	Prosper Pass-Thru Trust,
[d]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	38,500,000	9,250,380
[d]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	17,477,134	7,071,661
[d]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	8,738,067	3,535,628
[d]	Upstart Pass-Through Trust, Series 2021-ST4, 0.01% due 7/20/2027	1,375,000	1,603,716
			128,614,545
	Total Asset Backed Securities (Cost $279,183,152)		317,238,845
	Corporate Bonds — 8.1%
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[d,g]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	29,306,806
	CoreCivic, Inc., 8.25% due 4/15/2026	26,124,000	27,133,170
			56,439,976
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	6,188,000	6,346,289
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	21,000,000	22,756,860
			29,103,149
	Diversified Financials — 0.6%
	Capital Markets — 0.2%
[b,c,d,h]	JPR Royalty Sub, LLC, 14.00% due 9/1/2020	5,000,000	0
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	19,973,000	21,388,686
	Diversified Financial Services — 0.4%
	Antares Holdings L.P.,
[d]	6.00% due 8/15/2023	18,000,000	19,478,340
[d]	8.50% due 5/18/2025	11,500,000	13,660,965
[e,f]	JPMorgan Chase & Co., Series I, 3.656% (LIBOR 3 Month + 3.47%) due 7/30/2021	7,334,000	7,349,842
			61,877,833
	Energy — 2.8%
	Energy Equipment & Services — 0.0%
	Odebrecht Offshore Drilling Finance Ltd.,
[d,g]	6.72% due 12/1/2022	1,681,507	1,662,523
[d,g,i]	7.72% due 12/1/2026 PIK	18,369,794	4,438,877
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero coupon due 8/2/2021	2,337,727	27,562
[c,d,g,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	11,396,735	587,957
	Oil, Gas & Consumable Fuels — 2.8%
[d]	Citgo Holding, Inc., 9.25% due 8/1/2024	14,196,000	14,481,482
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	8,332,640
[f]	Energy Transfer L.P., 3.193% (LIBOR 3 Month + 3.02%) due 11/1/2066	13,820,000	10,821,060
[f]	Enterprise TE Partners L.P., Series 1, 2.912% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	5,811,750

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Kinder Morgan Energy Partners L.P.,
	5.00% due 3/1/2043	$ 10,000,000	$ 12,022,600
	5.80% due 3/15/2035	10,000,000	12,823,600
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	29,225,820
	5.55% due 6/1/2045	5,000,000	6,467,150
[b,c,d,h]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625% due 10/31/2017	14,688,722	293,774
	ONEOK Partners L.P., 4.90% due 3/15/2025	9,544,000	10,685,272
[d]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75% due 12/15/2025	1,672,000	1,688,486
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	7,820,000	7,587,902
[d,g]	6.875% due 10/16/2025	2,000,000	2,211,800
[c,h]	RAAM Global Energy Co., 12.50% due 10/1/2015	15,000,000	1,500
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50% due 8/15/2022	7,497,000	7,408,011
[e,f]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	16,097,000	12,149,855
	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	32,700,000	41,544,042
	Williams Companies, Inc.,
	3.70% due 1/15/2023	29,129,000	30,323,289
	4.55% due 6/24/2024	69,318,000	76,357,936
	5.75% due 6/24/2044	14,198,000	18,640,554
			315,595,442
	Food & Staples Retailing — 0.0%
	Food & Staples Retailing — 0.0%
[d]	KeHE Distributors, LLC / KeHE Finance Corp., 8.625% due 10/15/2026	5,267,000	5,768,629
			5,768,629
	Food, Beverage & Tobacco — 0.5%
	Tobacco — 0.5%
	Vector Group Ltd.,
[d]	5.75% due 2/1/2029	7,475,000	7,624,799
[d]	10.50% due 11/1/2026	40,305,000	42,807,940
			50,432,739
	Insurance — 0.6%
	Insurance — 0.6%
[d,e,f,g]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%) due 7/25/2021	9,000,000	9,037,530
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	18,023,520
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	45,059,600
			72,120,650
	Materials — 0.3%
	Chemicals — 0.1%
[d,g]	Consolidated Energy Finance S.A., 6.875% due 6/15/2025	13,000,000	13,237,640
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., 5.25% due 12/1/2025	14,969,000	15,447,709
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,388,550
			34,073,899
	Media & Entertainment — 0.1%
	Media — 0.1%
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	10,510,200
			10,510,200
	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.6%
[g]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	39,164,855
	Qwest Corp., 6.75% due 12/1/2021	9,000,000	9,224,190
[g]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045% due 6/20/2036	85,390,000	122,917,197
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd./Digicel international Holdings Ltd.,
[d,g]	8.00% due 12/31/2026	10,003,281	9,775,406
[d,g]	8.75% due 5/25/2024	36,785,955	38,319,137
			219,400,785

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 0.3%
	Airlines — 0.3%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 7/15/2024	$ 7,484,963	$ 7,495,966
	Series 2016-3 Class B, 3.75% due 4/15/2027	12,739,181	12,236,748
	Series 2019-1 Class B, 3.85% due 8/15/2029	9,195,273	8,746,727
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	1,063,224	1,086,509
			29,565,950
	Utilities — 0.1%
	Gas Utilities — 0.1%
[d,g]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	12,648,000	12,938,019
			12,938,019
	Total Corporate Bonds (Cost $777,736,384)		897,827,271
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50% due 1/5/2022	20,000,000	4,166,834
	Total Other Government (Cost $12,335,999)		4,166,834
	Mortgage Backed — 1.2%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 4.099% due 5/25/2059	5,000,000	5,000,000
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.711% due 8/25/2033	34,051	34,051
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.945% due 3/25/2050	1,074,083	1,101,243
[d,f]	Series 2019-1 Class B5, 3.945% due 3/25/2050	489,808	475,395
[d,f]	Series 2019-1 Class B6, due 3/25/2050	853,856	492,332
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.708% due 12/25/2045	923,071	949,546
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.47% due 7/25/2050	117,031,616	1,039,112
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	104,382,646	1,070,006
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	130,395,111	566,254
[d,f]	Series 2020-J1 Class B4, 3.47% due 7/25/2050	1,419,128	1,372,465
[d,f]	Series 2020-J1 Class B5, 3.47% due 7/25/2050	710,054	633,330
[d,f]	Series 2020-J1 Class B6, 3.47% due 7/25/2050	1,299,775	769,172
[d,f,j]	Series 2020-J2 Class AX1, 0.29% due 1/25/2051	139,780,915	984,519
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	147,069,691	774,851
[d,f]	Series 2020-J2 Class B4, 2.79% due 1/25/2051	491,000	333,057
[d,f]	Series 2020-J2 Class B5, 2.79% due 1/25/2051	164,000	107,954
[d,f]	Series 2020-J2 Class B6, 2.79% due 1/25/2051	655,000	218,576
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 2.612% due 3/25/2034	255,574	255,574
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	2,146,301
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,275,880
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	388,873
[d,j]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	106,488,330	1,017,709
[d,f,j]	Series 2020-EXP2 Class A3IW, 1.072% due 8/25/2050	118,596,744	2,061,330
[d,f,j]	Series 2020-EXP2 Class A4IW, 1.072% due 8/25/2050	12,749,150	221,593
[d,f]	Series 2020-EXP2 Class B5, 3.572% due 8/25/2050	574,403	488,374
[d,f]	Series 2020-EXP2 Class B6, 3.572% due 8/25/2050	1,372,785	777,864
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-J1 Class A5IX, 0.118% due 4/25/2051	137,501,425	593,511
[d,f,j]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	139,505,921	1,419,626
[d,f]	Series 2021-J1 Class B4, 2.618% due 4/25/2051	378,328	262,799
[d,f]	Series 2021-J1 Class B5, 2.618% due 4/25/2051	613,910	345,823
[d,f]	Series 2021-J1 Class B6, 2.618% due 4/25/2051	459,185	157,601
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,864,182
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	138,525,502	892,257
[d,f]	Series 2021-AFC1 Class B3, 4.413% due 3/25/2056	215,000	205,156
[d,f,j]	Series 2021-AFC1 Class XS, 3.439% due 3/25/2056	140,438,678	8,775,550
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.731% due 8/25/2050	215,745,078	2,889,711
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	36,977,584	354,700

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2020-2 Class B4, 3.731% due 8/25/2050	$ 875,863	$ 846,149
[d,f]	Series 2020-2 Class B5, 3.731% due 8/25/2050	2,627,588	2,517,977
[d,f]	Series 2020-2 Class B6C, 3.602% due 8/25/2050	3,503,451	2,359,011
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	4,381,823
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.487% due 10/25/2050	2,492,805	134,977
[d,f,j]	Series 2020-INV1 Class A12X, 2.989% due 10/25/2050	29,847,013	1,386,071
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	139,017,547	659,041
[d,f,j]	Series 2020-INV1 Class AX1, due 10/25/2050	107,917,476	1,079
[d,f,j]	Series 2020-INV1 Class AX2, 0.489% due 10/25/2050	5,379,211	44,430
[d,f,j]	Series 2020-INV1 Class AX4, 0.947% due 10/25/2050	5,791,180	95,726
[d,f]	Series 2020-INV1 Class B4, 3.936% due 10/25/2050	1,979,744	2,046,452
[d,f]	Series 2020-INV1 Class B5, 3.936% due 10/25/2050	1,979,744	1,863,199
[d,f]	Series 2020-INV1 Class B6, 3.936% due 10/25/2050	4,545,650	3,300,095
[d,f,j]	Series 2020-INV1 Class BX, 0.436% due 10/25/2050	22,594,793	389,457
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B1, 4.087% due 9/25/2059	3,000,000	3,006,791
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 2.507% due 12/25/2046	2,000,000	1,524,548
[d,f,j]	Series 2020-3 Class AX1, 0.194% due 8/25/2050	35,327,130	92,599
[d,f,j]	Series 2020-4 Class A11X, 5.158% (5.25% - LIBOR 1 Month) due 11/25/2050	6,724,559	499,432
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	30,484,669	217,325
[d,f,j]	Series 2020-4 Class A4X, 0.50% due 11/25/2050	2,711,094	2,558
[d,f,j]	Series 2020-4 Class AX1, 0.192% due 11/25/2050	112,599,385	242,967
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	3,115,339	155,464
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	7,189,675	56,381
[d,f]	Series 2020-4 Class B4, 3.742% due 11/25/2050	2,041,818	2,042,417
[d,f]	Series 2020-4 Class B5, 3.742% due 11/25/2050	942,528	895,541
[d,f]	Series 2020-4 Class B6, 3.742% due 11/25/2050	1,603,555	1,263,435
[d,f,j]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	58,285,148	569,638
[d,f,j]	Series 2020-7 Class AX1, 0.198% due 1/25/2051	276,998,722	872,795
[d,f,j]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	19,043,662	1,291,278
[d,f,j]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	17,658,668	121,368
[d,f]	Series 2020-7 Class B4, 3.598% due 1/25/2051	2,499,426	2,442,009
[d,f]	Series 2020-7 Class B5, 3.598% due 1/25/2051	1,751,566	1,526,154
[d,f]	Series 2020-7 Class B6, 3.598% due 1/25/2051	2,290,000	1,386,900
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.729% due 8/25/2034	1,396,121	1,421,148
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,529,228
[b,d]	Saluda Grade Alternative Mortgage Grade, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	42,972,807	5,259,958
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.742% due 10/25/2047	2,273,088	2,361,879
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	140,805,690	554,014
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,744,376
[d,f]	Series 2019-3 Class B3, 5.931% due 9/25/2059	3,366,214	2,209,624
[b,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	149,353,170	1,754,915
[d]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	140,413,346	476,408
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2018-IMC2 Class B1, 5.669% due 10/25/2048	3,000,000	3,054,570
[d,f]	Series 2019-1 Class B1, 4.766% due 6/25/2049	2,000,000	2,000,000
[d,f]	Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	10,144,040
[d,f]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 3.624% due 1/25/2060	2,000,000	2,025,691
[d,f]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B2, 5.375% due 3/25/2065	4,500,000	4,499,072
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.232% due 6/25/2050	293,285,534	1,360,346
[d,f]	Series 2020-3 Class B5, 3.232% due 6/25/2050	1,046,000	791,699
[d,f]	Series 2020-3 Class B6, 3.232% due 6/25/2050	2,061,402	1,430,307
	Total Mortgage Backed (Cost $137,207,289)		131,169,589
	Loan Participations — 0.6%
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
[k]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%) due 11/3/2023	18,765,171	16,759,737
[k]	Par Pacific Holdings, Inc., 6.936% (LIBOR 3 Month + 6.75%) due 1/12/2026	13,128,084	13,029,623

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[k]	R.R. Donnelley & Sons Co., 5.104% (LIBOR 1 Month + 5.00%) due 1/15/2024	$ 4,636,364	$ 4,624,773
[k]	RGIS Services, LLC, 8.50% (LIBOR 1 Month + 7.50%) due 6/25/2025	2,871,460	2,928,889
			37,343,022
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[k]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	7,933,652	7,862,250
			7,862,250
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[k]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	12,866,250	12,475,631
			12,475,631
	Transportation — 0.1%
	Airlines — 0.1%
[b,k]	Wheels Up Partners, LLC, 7.50% (LIBOR 3 Month + 6.50%) due 8/17/2025	8,927,826	8,195,744
			8,195,744
	Total Loan Participations (Cost $66,722,559)		65,876,647
	Short-Term Investments — 3.2%
[a]	Thornburg Capital Management Fund	36,008,985	360,089,852
	Total Short-Term Investments (Cost $360,089,852)		360,089,852
	Total Investments — 100.0% (Cost $8,413,897,875)		$11,096,192,329
	Liabilities Net of Other Assets — (0.0)%		(2,141,810)
	Net Assets — 100.0%		$11,094,050,519

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	425,150,500	7/14/2021	588,132,287	$ —	$ (3,862,835)
Swiss Franc	SSB	Sell	34,184,100	7/26/2021	36,969,406	324,645	—
Euro	SSB	Sell	298,489,100	8/18/2021	354,271,230	8,530,331	—

Total						$8,854,976	$(3,862,835)

Net unrealized appreciation (depreciation)						$4,992,141

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Investment in Affiliates.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $837,109,387, representing 7.55% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Bond in default.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

LIBOR	London Interbank Offered Rates
PIK	Payment-in-kind
SPV	Special Purpose Vehicle
USSW10	USD 10 Year Swap Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Apollo Investment Corp.	$40,544,502	$-	$(7,746,254)	$(8,365,320)	$33,067,492	$57,500,420	$4,830,367
Chimera Investment Corp	119,720,189	43,922,944	-	(9)	142,712,080	306,355,204	16,460,658
Malamute Energy, Inc.	130,610	-	-	-	(118,171)	12,439	-
MFA Financial, Inc.	66,249,600	-	(87,749,129)	(93,648,031)	115,147,560	-	-
SLR Investment Corp	73,035,215	-	-	-	12,856,041	85,891,256	5,667,717
Thornburg Capital Management Fund	76,840,627	1,374,406,817	(1,091,157,592)	-	-	360,089,852	233,898
Total	$376,520,743	$1,418,329,761	$(1,186,652,975)	$(102,013,360)	$303,665,002	$809,849,171	$27,192,640